Short term investments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Platform Operator, Crypto Asset [Line Items]
Marketable securities	$ 161,918,194	¥ 1,138,090,600	¥ 149,583,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities		1,138,090,600	149,583,000
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities